Financial Income and Expenses - Summary of Financial Income and Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial Income And Expenses [Abstract]
Revenue	€ 15,374	€ 12,188
Interest income	337	17
Net foreign exchange gain	71	6,032
Other finance income	1,341	132
Finance income	1,748	6,182
Interest expense	(2,253)	(2,160)
Interest Expenses For Leases	(36)	(33)
Net foreign exchange loss	(586)	0
Other finance cost	(14)	(4)
Finance costs	(2,890)	(2,197)
Financial profit (loss)	€ (1,141)	€ 3,985